Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 22.	Commitments and Contingencies

(a)
As of December 31, 2014 and 2015 the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $3,807 thousand and $5,355 thousand, respectively. As of December 31, 2014 and 2015, the remaining commitments were $3,087 thousand and $4,086 thousand, respectively.

(b)
The Company leases certain offices and buildings pursuant to operating lease arrangements with unrelated third parties. The lease arrangement will expire gradually from 2016 to 2024. As of December 31, 2014 and 2015, deposits paid amounted to $986 thousand and $1,256 thousand, respectively, and were recorded as refundable deposit in the consolidated balance sheets.

As of December 31, 2015, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2016~December 31, 2016	$1,901
January 1, 2017~December 31, 2017	1,329
January 1, 2018~December 31, 2018	438
January 1, 2019~December 31, 2019	234
January 1, 2020~December 31, 2020	171
January 1, 2021~December 31, 2024	547
$4,620

Rental expense for operating leases with unrelated third parties amounted to $2,652 thousand, $2,126 thousand and $2,082 thousand in 2013, 2014 and 2015, respectively.

(c)
The Company entered into several sales agent agreements. Based on these agreements, the Company shall pay commissions at the rates ranging from 0.5% to 2% of the sales to customers in the specific territory or referred by agents as stipulated in these agreements.

(d)
The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(e)
Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(f)
The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulting from above arrangements approximate $153,422 thousand and $95,210 thousand as of December 31, 2014 and 2015, respectively.

(g)
The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. As of December 31, 2015, management is not aware of any pending litigation against the Company.